Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Capital stock	Capital stock Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive loss	Shareholders’ equity	Non-controlling interests
Number of common shares, beginning of period (in shares) at Dec. 31, 2019			76,196,080
Balance, beginning of period at Dec. 31, 2019	$ 1,630,360	$ 440,472		$ 1,783	$ 1,039,819	$ (150,389)	$ 1,331,685	$ 298,675
Net income (loss)	(125,327)				(156,678)		(156,678)	31,351
Other comprehensive income (loss)	(10,515)				(3,531)	(6,984)	(10,515)
Compensation expense recorded for stock options	137			137			137
Issue of shares on exercise of stock options (in shares)			5,900
Issue of shares on exercise of stock options	204	204					204
Reclassification of grant date fair value on exercise of stock options	0	47		(47)
Dividend payments to Methanex Corporation shareholders	(36,004)				(36,004)		(36,004)
Distributions made and accrued to non-controlling interests	(36,455)							(36,455)
Acquisition of non-controlling interests	(6,714)							(6,714)
Equity contributions by non-controlling interest	5,500							5,500
Realized hedge losses (gains) recognized in cash flow hedges	20,271					20,271	20,271
Number of common shares, end of period (in shares) at Dec. 31, 2020			76,201,980
Balance, end of period at Dec. 31, 2020	1,441,457	440,723		1,873	843,606	(137,102)	1,149,100	292,357
Net income (loss)	555,911				482,358		482,358	73,553
Other comprehensive income (loss)	151,939				4,903	147,036	151,939
Compensation expense recorded for stock options	113			113			113
Issue of shares on exercise of stock options (in shares)			7,300
Issue of shares on exercise of stock options	252	252					252
Reclassification of grant date fair value on exercise of stock options	0	58		(58)
Payments for shares repurchased (in shares)			(1,435,193)
Payment for shares repurchased	(62,898)	(8,305)			(54,593)		(62,898)
Dividend payments to Methanex Corporation shareholders	(24,634)				(24,634)		(24,634)
Distributions made and accrued to non-controlling interests	(95,405)							(95,405)
Equity contributions by non-controlling interest	650							650
Realized hedge losses (gains) recognized in cash flow hedges	(12,654)					(12,654)	(12,654)
Number of common shares, end of period (in shares) at Dec. 31, 2021			74,774,087
Balance, end of period at Dec. 31, 2021	$ 1,954,731	$ 432,728		$ 1,928	$ 1,251,640	$ (2,720)	$ 1,683,576	$ 271,155